Financial Instruments-Risk Management - Summary of Subject to Market and Credit Risk With a Reconcilation (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions	[1]	$ 65,895	$ 86,323
Precious metals		543	755
Trading assets
Securities		103,547	137,148
Loans		7,811	8,113
Other		1,796	1,051
Securities purchased under resale agreements and securities borrowed		175,313	127,739
Derivative financial instruments		55,699	42,302
Investment securities		110,008	75,199
Loans:
Residential mortgages		349,279	319,678
Personal loans		99,431	91,540
Credit cards		14,518	12,450
Business & government		287,107	218,944
Property and equipment	[2]	5,700	5,621
Investment in associates		2,633	2,604
Goodwill and other intangibles assets		16,833	16,604
Total		1,349,418	1,184,844
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions		65,895	86,323
Precious metals		543	755
Trading assets
Securities		103,547	137,148
Loans		7,811	8,113
Other		1,796	1,051
Securities purchased under resale agreements and securities borrowed		175,313	127,739
Derivative financial instruments		55,699	42,302
Investment securities		110,008	75,199
Loans:
Residential mortgages		349,279	319,678
Personal loans		99,431	91,540
Credit cards		14,518	12,450
Business & government		287,107	218,944
Allowances for credit losses		(5,348)	(5,626)
Customers' liability under acceptances		19,494	20,404
Property and equipment		5,700	5,621
Investment in associates		2,633	2,604
Goodwill and other intangibles assets		16,833	16,604
Other (including Deferred tax assets)		39,159	23,995
Total		1,349,418	1,184,844
Credit risk [member] | Credit risk exposure drawn non retail [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions		62,551	83,176
Trading assets
Securities		(4)	1
Loans		408	470
Investment securities		108,516	70,193
Loans:
Residential mortgages		76,607	77,773
Business & government		267,921	208,967
Allowances for credit losses		(514)	(552)
Customers' liability under acceptances		19,525	20,441
Other (including Deferred tax assets)		2,401	1,772
Total		537,411	462,241
Credit risk [member] | Credit risk exposure drawn retail [member]
Loans:
Residential mortgages		272,588	241,833
Personal loans		96,074	89,518
Credit cards		13,126	10,842
Business & government		10,395	4,025
Allowances for credit losses		(817)	(759)
Other (including Deferred tax assets)		991	659
Total		392,357	346,118
Credit risk [member] | Other exposures securitization [member]
Loans:
Personal loans		3,350	2,015
Credit cards		372	136
Business & government		9,675	5,861
Total		13,397	8,012
Credit risk [member] | Other credit risk exposure repo-style transactions [member]
Trading assets
Securities purchased under resale agreements and securities borrowed		175,313	127,739
Loans:
Other (including Deferred tax assets)		106	2
Total		175,419	127,741
Credit risk [member] | Other credit risk exposure over-the-counter derivatives [member]
Trading assets
Derivative financial instruments		55,699	42,302
Loans:
Total		55,699	42,302
Credit risk [member] | Other credit risk exposure equity [member]
Trading assets
Investment securities		5,081	4,373
Loans:
Investment in associates		56	46
Total		5,137	4,419
Credit risk [member] | Other market risk exposures also subject to credit risk [member]
Trading assets
Loans		367	397
Derivative financial instruments		43,436	35,379
Investment securities		0
Loans:
Total		43,803	35,776
Credit risk [member] | Other exposures [member]
Disclosure of detailed information about financial instruments [line items]
Precious metals		543	755
Trading assets
Securities		103,551	137,147
Loans		7,403	7,643
Other		1,796	1,051
Loans:
Total		113,293	146,596
Credit risk [member] | Other market risk exposures others [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions		3,344	3,147
Trading assets
Investment securities		(3,589)	633
Loans:
Residential mortgages		84	72
Personal loans		7	7
Credit cards		1,020	1,472
Business & government		(884)	91
Allowances for credit losses		(4,017)	(4,315)
Customers' liability under acceptances		(31)	(37)
Property and equipment		5,700	5,621
Investment in associates		2,577	2,558
Goodwill and other intangibles assets		16,833	16,604
Other (including Deferred tax assets)		35,661	21,562
Total		$ 56,705	$ 47,415

[1]	Net of allowances of $4 (2021 – $1).
[2]	Includes $0 (2021 – $40) of investment property.